Average balance sheet and interest rates - Liabilities and Equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 745,641	$ 734,282	$ 715,509
Interest Expense	$ 10,351	$ 16,315	$ 16,066
Average rate - Interest bearing liabilities (as a percent)	1.40%	2.20%	2.20%
Average balance - Non-interest bearing liabilities	$ 106,373	$ 96,678	$ 95,753
Average balance - Total liabilities	852,014	830,960	811,262
Average balance - Shareholders' equity	68,014	63,714	62,017
Average balance - NCI	52	50	31
Average balance - Total equity	68,066	63,764	62,048
Average balance - Total liabilities and equity	920,080	894,724	873,310
Collateral received | Australia
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	2,586	2,039	2,383
Interest Expense	$ 11	$ 41	$ 37
Average rate - Interest bearing liabilities (as a percent)	0.40%	2.00%	1.60%
Collateral received | New Zealand
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 596	$ 390	$ 342
Interest Expense	$ 3	$ 8	$ 6
Average rate - Interest bearing liabilities (as a percent)	0.50%	2.10%	1.80%
Collateral received | Other overseas
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 4,399	$ 1,188	$ 184
Interest Expense	$ 12	$ 8	$ 2
Average rate - Interest bearing liabilities (as a percent)	0.30%	0.70%	1.10%
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 435,877	$ 425,799	$ 422,006
Interest Expense	$ 3,745	$ 7,023	$ 7,308
Average rate - Interest bearing liabilities (as a percent)	0.90%	1.60%	1.70%
Average balance - Non-interest bearing liabilities	$ 45,231	$ 42,455	$ 41,156
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	57,096	54,720	51,368
Interest Expense	$ 882	$ 1,235	$ 1,196
Average rate - Interest bearing liabilities (as a percent)	1.50%	2.30%	2.30%
Average balance - Non-interest bearing liabilities	$ 8,760	$ 5,996	$ 5,204
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	25,660	26,270	26,599
Interest Expense	$ 427	$ 687	$ 517
Average rate - Interest bearing liabilities (as a percent)	1.70%	2.60%	1.90%
Average balance - Non-interest bearing liabilities	$ 901	$ 819	$ 817
Loan capital | Australia
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	19,554	15,080	15,028
Interest Expense	$ 663	$ 632	$ 635
Average rate - Interest bearing liabilities (as a percent)	3.40%	4.20%	4.20%
Loan capital | New Zealand
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 1,833	$ 1,777	$ 1,645
Interest Expense	$ 94	$ 91	$ 84
Average rate - Interest bearing liabilities (as a percent)	5.10%	5.10%	5.10%
Loan capital | Other overseas
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 1,324	$ 1,324	$ 1,324
Interest Expense	$ 43	$ 53	$ 55
Average rate - Interest bearing liabilities (as a percent)	3.20%	4.00%	4.20%
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 176,950	$ 188,736	$ 177,746
Interest Expense	$ 3,849	$ 5,937	$ 5,594
Average rate - Interest bearing liabilities (as a percent)	2.20%	3.10%	3.10%
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 18,510	$ 15,665	$ 15,011
Interest Expense	$ 558	$ 575	$ 591
Average rate - Interest bearing liabilities (as a percent)	3.00%	3.70%	3.90%
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Average balance - Interest bearing liabilities	$ 1,256	$ 1,294	$ 1,873
Interest Expense	$ 64	$ 25	$ 41
Average rate - Interest bearing liabilities (as a percent)	5.10%	1.90%	2.20%
Derivative financial instruments
Average balance sheet and interest rates
Average balance - Non-interest bearing liabilities	$ 33,249	$ 26,568	$ 26,218
Life insurance liabilities
Average balance sheet and interest rates
Average balance - Non-interest bearing liabilities	2,999	7,653	8,874
All other liabilities
Average balance sheet and interest rates
Average balance - Non-interest bearing liabilities	$ 15,233	$ 13,187	$ 13,484